Non-controlling interests and redeemable non-controlling interests - Schedule of Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests	$ 72.5	$ 74.9
Non-controlling interests - tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	79.9	79.3
Non-controlling interests - redeemable tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	0.0	1.3
Non-controlling interests
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ (7.4)	$ (5.7)